CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2018	Sep. 30, 2017	Nov. 30, 2016	Sep. 30, 2016
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, issued	161,405,000	150,150,000		150,150,000
Common stock, outstanding	161,405,000	150,150,000		150,150,000